UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: __03/31/2000_______________ Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:    Coen & Densmore, Inc.
Address: 109 1/2 Church Street
	    PO Box 727____    ___
	    Charleston, SC 29402

Form 13F File Number: 28-_3078_______
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: _Richard E. Coen
Title: President
Phone: 843-577-7783______________________________
Signature, Place, and Date of Signing:
Richard E. Coen__ Charleston, SC__ _5/4/00__
[Signature] [City, State] [Date]
Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: _____0_____
Form 13F Information Table Entry Total: ___30________
Form 13F Information Table Value Total: $___110105____
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE



FORM 13F INFORMATION TABLE

NAME OF ISSUER
TITLE OF CLASS
CUSIP
VALUE
SHRS OR
SH/
PUT/
INVESTMENT
OTHER
VOTING AUTHORITY





(X$1000)
PRN AMT
PRN
CALL
DISCRETION
MANAGERS
SOLE
SHARED
NONE












Sun Microsystems, Inc.
COM
866810104
11966
127702
SH

SOLE

127702
0
0
Microsoft Corp.
COM
594918104
8724
82112
SH

SOLE

82112
0
0
Costco Wholesale Corp.
COM
22160K105
7418
141130
SH

SOLE

141130
0
0
Amgen, Inc.
COM
031162100
7284
118680
SH

SOLE

118680
0
0
Home Depot (The), Inc.
COM
437076102
7070
109610
SH

SOLE

109610
0
0
Nokia Corp. ADS
SPONSORED ADS
654902204
6298
28370
SH

SOLE

28370
0
0
Dollar General Corp.
COM
256669102
5213
193966
SH

SOLE

193966
0
0
"Medtronic, Inc."
COM
585055106
5156
100238
SH

SOLE

100238
0
0
Vodafone AirTouch
Group PLC ADS
SPONSORED ADS
92857T107
4795
86305
SH

SOLE

86305
0
0
American Express Co.
COM
025816109
4685
31454
SH

SOLE

31454
0
0
Time Warner Inc.
COM
887315109
4620
46200
SH

SOLE

46200
0
0
Motorola Inc.
COM
620076109
4605
31540
SH

SOLE

31540
0
0
Coca-Cola Co.
COM
191216100
4437
94540
SH

SOLE

94540
0
0
Target Corp.
COM
87612E106
3906
52250
SH

SOLE

52250
0
0
"Biogen, Inc."
COM
090597105
3723
53280
SH

SOLE

53280
0
0
"MCI WorldCom, Inc.
COM
55268B106
2886
63680
SH

SOLE

63680
0
0
Sprint Corp.
COM
852061100
2244
35472
SH

SOLE

35472
0
0
"Merck & Co., Inc."
COM
589331107
2191
35274
SH

SOLE

35274
0
0
Warner-Lambert Co.
COM
934488107
1956
20020
SH

SOLE

20020
0
0
Walgreen Co.
COM
931422109
1784
69270
SH

SOLE

69270
0
0
Alltel Corp.
COM
020039103
1683
26616
SH

SOLE

26616
0
0
Johnson & Johnson
COM
478160104
1584
22548
SH

SOLE

22548
0
0
Enron Corp.
COM
293561106
1198
16000
SH

SOLE

16000
0
0
Sprint Corp. PCS Group
COM
852061506
1170
17855
SH

SOLE

17855
0
0
Exxon Mobil Corp.
COM
30231G102
877
11252
SH

SOLE

11252
0
0
General Electric Co.
COM
369604103
876
5632
SH

SOLE

5632
0
0
Bestfoods Inc.
COM
08658U101
643
13740
SH

SOLE

13740
0
0
Lincoln National Corp.
COM
534187109
402
12000
SH

SOLE

12000
0
0
Basin Exploration Inc.
COM
070107107
371
24850
SH

SOLE

24850
0
0
Pfizer Inc.
COM
717081103
340
9300
SH

SOLE

9300
0
0















110105